Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$78,573,144.83	0.1964329	$48,416,005.11	0.1210400	$30,157,139.72
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$691,223,144.83	0.5526911	$661,066,005.11	0.5285779	$30,157,139.72

Weighted Avg. Coupon (WAC)	3.13%		3.13%
Weighted Avg. Remaining Maturity (WARM)	41.64		40.72
Pool Receivables Balance	$730,990,781.75		$699,829,341.53
Remaining Number of Receivables	56,134		55,047

Adjusted Pool Balance	$710,124,840.02		$679,967,700.31

III. COLLECTIONS

Principal:
Principal Collections	$30,143,455.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$746,598.11
Total Principal Collections	$30,890,053.18

Interest:
Interest Collections	$1,848,590.39
Late Fees & Other Charges	$48,683.85
Interest on Repurchase Principal	$-
Total Interest Collections	$1,897,274.24

Collection Account Interest	$10,068.60
Reserve Account Interest	$1,152.37
Servicer Advances	$-

Total Collections	$32,798,548.39

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Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$32,798,548.39
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,798,548.39

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$609,158.98	$-	$609,158.98	$609,158.98
Collection Account Interest					$10,068.60
Late Fees & Other Charges					$48,683.85
Total due to Servicer					$667,911.43

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$44,524.78		$44,524.78
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$540,920.70		$540,920.70	$540,920.70

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$31,436,878.26

9. Regular Principal Distribution Amount:					$30,157,139.72

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$30,157,139.72
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$30,157,139.72	$30,157,139.72
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$30,157,139.72	$30,157,139.72

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,279,738.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,865,941.73
Beginning Period Amount	$20,865,941.73
Current Period Amortization	$1,004,300.50
Ending Period Required Amount	$19,861,641.22
Ending Period Amount	$19,861,641.22
Next Distribution Date Required Amount	$18,882,600.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.66%	2.78%	2.78%

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Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.03%	54,511	98.62%	$690,168,644.78
30 - 60 Days	0.75%	415	1.06%	$7,402,414.74
61 - 90 Days	0.18%	99	0.27%	$1,901,173.80
91-120 Days	0.04%	22	0.05%	$357,108.21
121 + Days	0.00%	0	0.00%	$-
Total		55,047		$699,829,341.53

Delinquent Receivables 30+ Days Past Due
Current Period	0.97%	536	1.38%	$9,660,696.75
1st Preceding Collection Period	0.84%	474	1.15%	$8,423,883.23
2nd Preceding Collection Period	0.83%	472	1.15%	$8,743,040.82
3rd Preceding Collection Period	0.85%	498	1.17%	$9,290,210.94
Four-Month Average	0.87%		1.21%

Repossession in Current Period		30		$577,157.37
Repossession Inventory		80		$436,329.05

Current Charge-Offs
Gross Principal of Charge-Offs				$1,017,985.15
Recoveries				$(746,598.11)
Net Loss				$271,387.04

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.45%

Average Pool Balance for Current Period				$715,410,061.64

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.46%
1st Preceding Collection Period				1.04%
2nd Preceding Collection Period				0.63%
3rd Preceding Collection Period				0.64%
Four-Month Average				0.69%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	72	1,145	$17,709,691.80
Recoveries	83	942	$(8,944,273.39)
Net Loss			$8,765,418.41
Cumulative Net Loss as a % of Initial Pool Balance			0.67%

Net Loss for Receivables that have experienced a Net Loss *	51	910	$8,781,944.85
Average Net Loss for Receivables that have experienced a Net Loss			$9,650.49

Principal Balance of Extensions			$2,583,101.74
Number of Extensions			138

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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